Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Amount
US$
2015	6,467,053
2016	2,961,415
2017	1,437,673
2018	1,055,059
2019 and thereafter	1,525,756

Total	13,446,956

Schedule of Capital Lease Obligations
Amount
US$
2015	5,683,924
2016	5,683,924
2017	5,683,924
2018	5,683,924
2019 and thereafter	14,209,809
Total minimum lease payments	36,945,505
Less interest	(10,435,662)
Capital lease obligations	26,509,843
Less current maturities of capital lease obligations	(3,010,201)
Long-term capital lease obligations	23,499,642

Schedule of Outstanding Commitments
Amount
US$
2015	270,373,732
2016	40,450,741
2017	1,333,500
2018	-
2019 and thereafter	-

Total	312,157,973